Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000014885
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Class A
Trading Symbol	KGDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.51%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.36%	[1]
AssetsNet	$ 200,059,753
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 713,876
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	200,059,753
Number of Portfolio Holdings	168
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	713,876

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	18%
Information Technology	16%
Financials	14%
Consumer Discretionary	10%
Health Care	9%
Materials	8%
Real Estate	7%
Energy	6%
Consumer Staples	4%
Utilities	3%
Communication Services	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	6%
United Kingdom	6%
Switzerland	3%
Korea	3%
Canada	3%
Germany	2%
France	2%
Italy	1%
Puerto Rico	1%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	19.0% of Net Assets
Lumentum Holdings, Inc. (United States)	2.8%
Benchmark Electronics, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.2%
TechnipFMC PLC (United Kingdom)	2.1%
Madison Square Garden Sports Corp. (United States)	1.8%
Affiliated Managers Group, Inc. (United States)	1.7%
Adeia, Inc. (United States)	1.7%
Bridgebio Pharma, Inc. (United States)	1.6%
MaxLinear, Inc. (United States)	1.4%
TopBuild Corp. (United States)	1.4%

C000014888
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Class C
Trading Symbol	KGDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$117	2.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 2.38%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	2.11%	[2]
AssetsNet	$ 200,059,753
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 713,876
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	200,059,753
Number of Portfolio Holdings	168
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	713,876

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	18%
Information Technology	16%
Financials	14%
Consumer Discretionary	10%
Health Care	9%
Materials	8%
Real Estate	7%
Energy	6%
Consumer Staples	4%
Utilities	3%
Communication Services	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	6%
United Kingdom	6%
Switzerland	3%
Korea	3%
Canada	3%
Germany	2%
France	2%
Italy	1%
Puerto Rico	1%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	19.0% of Net Assets
Lumentum Holdings, Inc. (United States)	2.8%
Benchmark Electronics, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.2%
TechnipFMC PLC (United Kingdom)	2.1%
Madison Square Garden Sports Corp. (United States)	1.8%
Affiliated Managers Group, Inc. (United States)	1.7%
Adeia, Inc. (United States)	1.7%
Bridgebio Pharma, Inc. (United States)	1.6%
MaxLinear, Inc. (United States)	1.4%
TopBuild Corp. (United States)	1.4%

C000148173
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Class R6
Trading Symbol	KGDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	1.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.09%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.06%	[3]
AssetsNet	$ 200,059,753
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 713,876
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	200,059,753
Number of Portfolio Holdings	168
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	713,876

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	18%
Information Technology	16%
Financials	14%
Consumer Discretionary	10%
Health Care	9%
Materials	8%
Real Estate	7%
Energy	6%
Consumer Staples	4%
Utilities	3%
Communication Services	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	6%
United Kingdom	6%
Switzerland	3%
Korea	3%
Canada	3%
Germany	2%
France	2%
Italy	1%
Puerto Rico	1%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	19.0% of Net Assets
Lumentum Holdings, Inc. (United States)	2.8%
Benchmark Electronics, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.2%
TechnipFMC PLC (United Kingdom)	2.1%
Madison Square Garden Sports Corp. (United States)	1.8%
Affiliated Managers Group, Inc. (United States)	1.7%
Adeia, Inc. (United States)	1.7%
Bridgebio Pharma, Inc. (United States)	1.6%
MaxLinear, Inc. (United States)	1.4%
TopBuild Corp. (United States)	1.4%

C000014889
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Class S
Trading Symbol	SGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$61	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.11%	[4]
AssetsNet	$ 200,059,753
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 713,876
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	200,059,753
Number of Portfolio Holdings	168
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	713,876

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	18%
Information Technology	16%
Financials	14%
Consumer Discretionary	10%
Health Care	9%
Materials	8%
Real Estate	7%
Energy	6%
Consumer Staples	4%
Utilities	3%
Communication Services	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	6%
United Kingdom	6%
Switzerland	3%
Korea	3%
Canada	3%
Germany	2%
France	2%
Italy	1%
Puerto Rico	1%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	19.0% of Net Assets
Lumentum Holdings, Inc. (United States)	2.8%
Benchmark Electronics, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.2%
TechnipFMC PLC (United Kingdom)	2.1%
Madison Square Garden Sports Corp. (United States)	1.8%
Affiliated Managers Group, Inc. (United States)	1.7%
Adeia, Inc. (United States)	1.7%
Bridgebio Pharma, Inc. (United States)	1.6%
MaxLinear, Inc. (United States)	1.4%
TopBuild Corp. (United States)	1.4%

C000070263
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Institutional Class
Trading Symbol	KGDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$61	1.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.17%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.11%	[5]
AssetsNet	$ 200,059,753
Holdings Count | Holding	168
Advisory Fees Paid, Amount	$ 713,876
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	200,059,753
Number of Portfolio Holdings	168
Portfolio Turnover Rate (%)	26
Total Net Advisory Fees Paid ($)	713,876

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	3%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Industrials	18%
Information Technology	16%
Financials	14%
Consumer Discretionary	10%
Health Care	9%
Materials	8%
Real Estate	7%
Energy	6%
Consumer Staples	4%
Utilities	3%
Communication Services	3%

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	66%
Japan	6%
United Kingdom	6%
Switzerland	3%
Korea	3%
Canada	3%
Germany	2%
France	2%
Italy	1%
Puerto Rico	1%
Other	6%

Ten Largest Equity Holdings

Table Summary
Holdings	19.0% of Net Assets
Lumentum Holdings, Inc. (United States)	2.8%
Benchmark Electronics, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.2%
TechnipFMC PLC (United Kingdom)	2.1%
Madison Square Garden Sports Corp. (United States)	1.8%
Affiliated Managers Group, Inc. (United States)	1.7%
Adeia, Inc. (United States)	1.7%
Bridgebio Pharma, Inc. (United States)	1.6%
MaxLinear, Inc. (United States)	1.4%
TopBuild Corp. (United States)	1.4%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.